Earnings/(Loss) Per Share	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share

Note 15. Earnings/(Loss) Per Share

	Consolidated
	31 Dec 2023	31 Dec 2022
	A$	A$

Loss after income tax	(9,194,540)	(5,903,451)
Non-controlling interest	51,229	45,564

Loss after income tax	(9,143,311)	(5,857,887)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	210,889,961	184,228,086
Adjustments for calculation of diluted earnings per share:
Options outstanding	-	28,510,727
Performance rights	-	2,400,000

Weighted average number of ordinary shares used in calculating diluted earnings per share	210,889,961	215,138,813

	A$	A$

Basic (loss) per share	(0.04)	(0.03)
Diluted (loss) per share	(0.04)	(0.03)

- As of the 31 December 2023 there were 0 outstanding unlisted options that would be included in the diluted calculation.

- As of the 31 December 2022 there were 28,510,727 outstanding unlisted options that would be included in the diluted calculation.

Note 25. Earnings/(Loss) per share

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

(Loss)/profit after income tax	(11,571,240)	34,402,821
Non-controlling interest	87,149	281,733

(Loss)/profit after income tax	(11,484,091)	34,684,554

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	198,945,248	176,847,043
Adjustments for calculation of diluted earnings per share:
Options over ordinary shares	-	12,150,000

Weighted average number of ordinary shares used in calculating diluted earnings per share	198,945,248	188,997,043

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023

Note 25. Earnings/(Loss) per share Continued

	A$	A$
Basic (loss)/earnings per share	(0.06)	0.20
Diluted (loss)/earnings per share	(0.06)	0.18

As of the 30 June 2022 there were 12,150,000 outstanding unlisted options that would be included in the diluted calculation.